Fair Value Measurement (Details 1) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Carrying Amount [Member]
Assets:
Derivative financial instruments		$ 31		$ 52
Liabilities:
Derivative financial instruments	14	0		11
Fair Value [Member]
Assets:
Derivative financial instruments		31		52
Liabilities:
Derivative financial instruments	14	0		11
Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents, fair value	503	500		436
Fiduciary Funds Restricted Fair Value Disclosure	1,950	1,796		1,688
Derivative financial instruments	43	31		52
Total assets	2,496	2,327		2,176
Liabilities:
Derivative financial instruments				11
Debt Instrument, Fair Value Disclosure		18	[1]	20	[1]
Liabilities		18		31
Fair Value, Measurements, Recurring [Member] | Level 1
Assets:
Cash and cash equivalents, fair value	503	500		436
Fiduciary Funds Restricted Fair Value Disclosure	1,950	1,796		1,688
Derivative financial instruments		0		0
Total assets	2,453	2,296		2,124
Liabilities:
Derivative financial instruments				0
Debt Instrument, Fair Value Disclosure		0	[1]	0	[1]
Liabilities		0		0
Fair Value, Measurements, Recurring [Member] | Level 2
Assets:
Cash and cash equivalents, fair value	0	0		0
Fiduciary Funds Restricted Fair Value Disclosure	0	0		0
Derivative financial instruments	43	31		52
Total assets	43	31		52
Liabilities:
Derivative financial instruments				11
Debt Instrument, Fair Value Disclosure		18	[1]	20	[1]
Liabilities		18		31
Fair Value, Measurements, Recurring [Member] | Level 3
Assets:
Cash and cash equivalents, fair value	0	0		0
Fiduciary Funds Restricted Fair Value Disclosure	0	0		0
Derivative financial instruments	0	0		0
Total assets	0	0		0
Liabilities:
Derivative financial instruments				0
Debt Instrument, Fair Value Disclosure		0	[1]	0	[1]
Liabilities		$ 0		$ 0

[1]	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.